Average Annual Total Returns - Federated Hermes Municipal High Yield Advantage Fund	A 1 Year	A 5 Years	A 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	F 1 Year	F 5 Years	F 10 Years	F Return After Taxes on Distributions 1 Year	F Return After Taxes on Distributions 5 Years	F Return After Taxes on Distributions 10 Years	F Return After Taxes on Distributions and Sale of Fund Shares 1 Year	F Return After Taxes on Distributions and Sale of Fund Shares 5 Years	F Return After Taxes on Distributions and Sale of Fund Shares 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years		S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar High Yield Muni Funds Average 1 Year		Morningstar High Yield Muni Funds Average 5 Years		Morningstar High Yield Muni Funds Average 10 Years
Total	(1.78%)	3.29%	5.34%	(3.30%)	3.11%	5.20%	1.05%	3.47%	5.05%	0.93%	4.05%	5.73%	0.93%	4.05%	5.73%	1.99%	3.99%	5.49%	3.17%	4.50%	6.02%	4.95%	[1]	3.83%	[1]	4.66%	[1]	5.31%	[2]	5.92%	[2]	6.69%	[2]	3.45%	[3]	4.56%	[3]	5.92%	[3]

[1]	The S&P Municipal Bond Index (“Main Index”) is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor’s Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly.
[2]	The S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index is a custom blended index that represents, by market weighting, 25% of the A-rated and higher component of the Main Index, 25% of the BBB-rated component of the Main Index and 50% of the below investment-grade (bonds with ratings of less than BBB-/Baa3) component of the Main Index, all with remaining maturities of three years or more.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.